CALVERT FLEXIBLE BOND FUND

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

Supplement to Statements of Additional Information (“SAIs”) dated May 1, 2021

CALVERT BALANCED FUND

CALVERT BOND FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT CORE BOND FUND

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND

CALVERT FLOATING-RATE ADVANTAGE FUND

CALVERT GLOBAL ENERGY SOLUTIONS FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT GROWTH ALLOCATION FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND

CALVERT MID-CAP FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT SMALL-CAP FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

Supplement to SAIs dated February 1, 2022

(collectively, the “Funds”)

The following change is effective immediately for all Funds:

1.	The following replaces “Temporary Investments” in “Potential Conflicts of Interest”:

Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the investment adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. It is anticipated that the investment adviser to these money market funds or other short-term vehicles may be the investment adviser (or an affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act.

The following change is effective April 29, 2022 for Calvert Bond Fund, Calvert Core Bond Fund, Calvert Flexible Bond Fund, Calvert Floating-Rate Advantage Fund, Calvert Green Bond Fund, Calvert High Yield Bond Fund, Calvert Income Fund, Calvert Responsible Municipal Income Fund and Calvert Short Duration Income Fund only:

1.	The following replaces the first paragraph under “Statement of Intention” in “Sales Charges”:

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the statement and purchased during the 13-month period will be included toward the completion of the statement. If you make a statement of intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A statement of intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the statement.

April 26, 2022